DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recent Accounting Pronouncement (Details) - USD ($) $ in Thousands	Jan. 31, 2020	Feb. 01, 2019
Recent Accounting Pronouncements
Operating lease asset	$ 936
Operating lease liability	$ 1,021
ASU 2016-02 | Restatement adjustment
Recent Accounting Pronouncements
Operating lease asset		$ 1,200
Operating lease discount rate		15.00%
Operating lease liability		$ 1,300